UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03591
CALVERT VARIABLE SERIES, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
John H. Streur
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended September 30, 2016

Item 1. Schedule of Investments.

CALVERT VP SRI MID CAP PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 97.9%

Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	7,782	548,320

Auto Components - 1.7%
Johnson Controls International plc	16,797	781,564

Banks - 5.9%
East West Bancorp, Inc.	26,499	972,778
Investors Bancorp, Inc.	66,602	799,890
Umpqua Holdings Corp.	62,334	938,127
		2,710,795

Beverages - 1.3%
Coca-Cola European Partners plc	14,658	584,854

Capital Markets - 4.6%
Ameriprise Financial, Inc.	6,800	678,436
Moody's Corp.	7,781	842,527
Northern Trust Corp.	9,098	618,573
		2,139,536

Chemicals - 1.5%
PPG Industries, Inc.	6,810	703,882

Containers & Packaging - 1.6%
Graphic Packaging Holding Co.	51,529	720,891

Diversified Telecommunication Services - 2.2%
TELUS Corp.	13,300	438,856
Verizon Communications, Inc.	11,400	592,572
		1,031,428

Electric Utilities - 2.7%
Alliant Energy Corp.	17,955	687,856

See notes to Schedule of Investments

Portland General Electric Co.	13,029	554,905
		1,242,761

Electrical Equipment - 1.8%
Eaton Corp. plc	12,962	851,733

Electronic Equipment & Instruments - 1.7%
FLIR Systems, Inc.	24,706	776,263

Energy Equipment & Services - 1.6%
FMC Technologies, Inc. *	24,300	720,981

Equity Real Estate Investment Trusts (REITs) - 7.1%
American Campus Communities, Inc.	9,690	492,930
DDR Corp.	42,277	736,888
Duke Realty Corp.	27,344	747,312
First Industrial Realty Trust, Inc.	22,933	647,169
Healthcare Trust of America, Inc., Class A	19,532	637,134
		3,261,433

Food & Staples Retailing - 1.0%
Kroger Co. (The)	15,847	470,339

Food Products - 3.0%
Bunge Ltd.	11,794	698,559
ConAgra Foods, Inc.	14,794	696,945
		1,395,504

Gas Utilities - 2.6%
Southwest Gas Corp.	7,502	524,090
UGI Corp.	14,600	660,504
		1,184,594

Health Care Equipment & Supplies - 3.4%
ResMed, Inc.	11,489	744,372
Varian Medical Systems, Inc. *	8,300	826,099
		1,570,471

Health Care Providers & Services - 3.5%
Patterson Cos., Inc.	16,751	769,541
Quest Diagnostics, Inc.	10,113	855,863
		1,625,404

See notes to Schedule of Investments

Hotels, Restaurants & Leisure - 1.3%
Texas Roadhouse, Inc.	15,206	593,490

Household Durables - 1.4%
Leggett & Platt, Inc.	14,509	661,320

Industrial Conglomerates - 1.7%
Carlisle Cos., Inc.	7,722	792,046

Insurance - 7.7%
Alleghany Corp. *	1,255	658,900
American Financial Group, Inc.	7,234	542,550
Hanover Insurance Group, Inc. (The)	6,364	479,973
Principal Financial Group, Inc.	20,168	1,038,854
Unum Group	23,557	831,797
		3,552,074

IT Services - 6.2%
Amdocs Ltd.	13,737	794,686
Automatic Data Processing, Inc.	9,247	815,585
Broadridge Financial Solutions, Inc.	10,229	693,424
Cognizant Technology Solutions Corp., Class A *	11,472	547,329
		2,851,024

Leisure Products - 1.1%
Hasbro, Inc.	6,500	515,645

Life Sciences - Tools & Services - 3.6%
Agilent Technologies, Inc.	20,112	947,074
PerkinElmer, Inc.	12,958	727,073
		1,674,147

Machinery - 3.7%
Ingersoll-Rand plc	12,595	855,704
Xylem, Inc.	15,823	829,917
		1,685,621

Media - 1.6%
Omnicom Group, Inc.	8,700	739,500

Metals & Mining - 1.5%
Reliance Steel & Aluminum Co.	9,626	693,361

See notes to Schedule of Investments

Oil, Gas & Consumable Fuels - 3.3%
ONEOK, Inc.	11,819	607,378
Spectra Energy Corp.	21,936	937,764
		1,545,142

Professional Services - 1.4%
Robert Half International, Inc.	17,300	654,978

Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials, Inc.	32,230	971,734

Software - 4.1%
CA, Inc.	27,756	918,168
Synopsys, Inc. *	16,091	955,001
		1,873,169

Specialty Retail - 5.5%
Michaels Cos., Inc. (The) *	24,929	602,534
Ross Stores, Inc.	12,860	826,898
Sally Beauty Holdings, Inc. *	28,047	720,247
Tractor Supply Co.	5,800	390,630
		2,540,309

Trading Companies & Distributors - 3.3%
HD Supply Holdings, Inc. *	29,438	941,427
MSC Industrial Direct Co., Inc., Class A	7,697	565,037
		1,506,464

Total Common Stocks (Cost $44,650,266)		45,170,777

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 2.0%
State Street Bank Time Deposit, 0.293%, 10/3/16	925,911	925,911

Total Time Deposit (Cost $925,911)		925,911

TOTAL INVESTMENTS (Cost $45,576,177) - 99.9%		46,096,688
Other assets and liabilities, net - 0.1%		46,746
NET ASSETS - 100.0%		$46,143,434

See notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.

Abbreviations:
Ltd.:	Limited
plc:	Public Limited Company

See notes to Schedule of Investments

CALVERT VP SRI BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 61.3%

Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B	31,690	3,465,618

Auto Components - 0.8%
Delphi Automotive plc	36,822	2,626,145

Banks - 2.9%
Citigroup, Inc.	45,254	2,137,347
US Bancorp	66,670	2,859,476
Wells Fargo & Co.	105,028	4,650,640
		9,647,463

Beverages - 0.9%
PepsiCo, Inc.	28,397	3,088,742

Biotechnology - 2.2%
Amgen, Inc.	27,477	4,583,439
Gilead Sciences, Inc.	33,161	2,623,698
		7,207,137

Capital Markets - 1.8%
Ameriprise Financial, Inc.	21,258	2,120,911
Moody's Corp.	35,433	3,836,685
		5,957,596

Chemicals - 0.6%
PPG Industries, Inc.	18,024	1,862,961

Communications Equipment - 1.3%
Cisco Systems, Inc.	131,867	4,182,821

Consumer Finance - 1.9%
American Express Co.	41,999	2,689,616
Capital One Financial Corp.	50,727	3,643,720
		6,333,336

See notes to Schedule of Investments

Diversified Telecommunication Services - 2.7%
AT&T, Inc.	93,891	3,812,914
Verizon Communications, Inc.	98,287	5,108,958
		8,921,872

Electric Utilities - 0.3%
Portland General Electric Co.	20,758	884,083

Energy Equipment & Services - 1.5%
FMC Technologies, Inc. *	79,611	2,362,058
Frank's International NV (a)	93,941	1,221,233
National Oilwell Varco, Inc.	38,279	1,406,371
		4,989,662

Equity Real Estate Investment Trusts (REITs) - 2.1%
American Campus Communities, Inc.	44,726	2,275,212
American Tower Corp.	20,038	2,270,906
Duke Realty Corp.	88,220	2,411,053
		6,957,171

Food & Staples Retailing - 1.9%
CVS Health Corp.	53,670	4,776,093
Kroger Co. (The)	47,301	1,403,894
		6,179,987

Food Products - 1.2%
General Mills, Inc.	24,761	1,581,733
Mondelez International, Inc., Class A	53,344	2,341,801
		3,923,534

Gas Utilities - 0.5%
ONE Gas, Inc.	10,741	664,223
UGI Corp.	23,879	1,080,286
		1,744,509

Health Care Equipment & Supplies - 2.1%
Danaher Corp.	44,057	3,453,628
St. Jude Medical, Inc.	42,258	3,370,498
		6,824,126

Health Care Providers & Services - 1.5%
HCA Holdings, Inc. *	30,340	2,294,614

See notes to Schedule of Investments

McKesson Corp.	16,518	2,754,377
		5,048,991

Hotels, Restaurants & Leisure - 0.7%
Darden Restaurants, Inc.	36,270	2,224,076

Insurance - 3.2%
American Financial Group, Inc.	48,280	3,621,000
Prudential Financial, Inc.	47,458	3,874,946
Travelers Cos., Inc. (The)	25,377	2,906,935
		10,402,881

Internet Software & Services - 1.2%
Alphabet, Inc., Class A *	5,142	4,134,477

IT Services - 3.8%
Accenture plc, Class A	21,647	2,644,614
Automatic Data Processing, Inc.	16,759	1,478,144
Cognizant Technology Solutions Corp., Class A *	46,543	2,220,567
DST Systems, Inc.	25,458	3,002,007
MasterCard, Inc., Class A	31,925	3,249,007
		12,594,339

Life Sciences - Tools & Services - 0.9%
Agilent Technologies, Inc.	64,739	3,048,560

Machinery - 3.6%
Cummins, Inc.	20,470	2,623,230
Dover Corp.	55,720	4,103,221
Fortive Corp.	22,028	1,121,225
Ingersoll-Rand plc	57,103	3,879,578
		11,727,254

Media - 2.1%
Comcast Corp., Class A	29,819	1,978,192
Omnicom Group, Inc.	56,553	4,807,005
		6,785,197

Metals & Mining - 0.7%
Reliance Steel & Aluminum Co.	33,660	2,424,530

Multi-Utilities - 0.2%
Avista Corp.	18,447	770,900

See notes to Schedule of Investments

Multiline Retail - 1.2%
Target Corp.	58,006	3,983,852

Oil, Gas & Consumable Fuels - 1.6%
ONEOK, Inc.	40,812	2,097,329
Spectra Energy Corp.	72,187	3,085,994
		5,183,323

Personal Products - 1.1%
Unilever NV, NY Shares	79,068	3,645,035

Pharmaceuticals - 3.9%
Johnson & Johnson	34,753	4,105,372
Merck & Co., Inc.	70,056	4,372,195
Pfizer, Inc.	127,847	4,330,178
		12,807,745

Professional Services - 0.6%
Robert Half International, Inc.	50,744	1,921,168

Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.	80,134	3,025,058

Software - 3.1%
Microsoft Corp.	83,963	4,836,269
Oracle Corp.	78,940	3,100,763
Synopsys, Inc. *	37,318	2,214,823
		10,151,855

Specialty Retail - 1.6%
Lowe's Cos., Inc.	37,446	2,703,976
TJX Cos., Inc. (The)	36,230	2,709,279
		5,413,255

Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	86,253	9,750,902

Trading Companies & Distributors - 0.7%
HD Supply Holdings, Inc. *	70,159	2,243,685

See notes to Schedule of Investments

Wireless Telecommunication Services - 0.0%
NII Holdings, Inc. *	8,479	28,235

Total Common Stocks (Cost $183,303,035)		202,112,081

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 8.1%

Asset-Backed - Automobile - 0.5%
American Credit Acceptance Receivables Trust, Series 2014-1, Class B, 2.39%, 11/12/19 (b)	19,095	19,102
Capital Automotive REIT, Series 2014-1A, Class A, 3.66%, 10/15/44 (b)	550,000	550,402
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class B, 2.41%, 11/15/25 (b)	200,000	202,296
Skopos Auto Receivables Trust:
Series 2015-2A, Class A, 3.55%, 2/15/20 (b)	375,426	375,630
Series 2015-1A, Class B, 5.43%, 12/15/23 (b)	300,000	301,940
		1,449,370

Asset-Backed - Other - 7.3%
American Homes 4 Rent:
Series 2014-SFR1, Class B, 1.881%, 6/17/31 (b)(c)	130,000	129,323
Series 2014-SFR1, Class C, 2.281%, 6/17/31 (b)(c)	200,000	199,494
Series 2014-SFR1, Class E, 3.031%, 6/17/31 (b)(c)	500,000	490,877
Series 2014-SFR2, Class A, 3.786%, 10/17/36 (b)	677,253	731,883
Apidos CLO XXI, Series 2015-21A, Class C, 4.229%, 7/18/27 (b)(c)	200,000	193,864
AVANT Loans Funding Trust, Class A:
Series 2016-A, 4.11%, 5/15/19 (b)	115,985	116,508
Series 2016-B, 3.92%, 8/15/19 (b)	97,085	97,583
Series 2016-C, 2.96%, 9/16/19 (b)	163,445	163,692
CAM Mortgage LLC, Series 2015-1:
Class A, 3.50%, 7/15/64 (b)(c)	21,619	21,618
Class M, 4.75%, 7/15/64 (b)(c)	900,000	885,216
Citi Held For Asset Issuance:
Series 2015-PM1, Class A, 1.85%, 12/15/21 (b)	61,232	61,178
Series 2015-PM2, Class B, 4.00%, 3/15/22 (b)	1,100,000	1,098,467
Series 2015-PM3, Class B, 4.31%, 5/16/22 (b)	350,000	350,633
Series 2016-MF1, Class A, 4.48%, 8/15/22 (b)	163,847	166,346
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (b)	994,875	997,553
Colony American Homes, Series 2014-1A, Class B, 1.881%, 5/17/31 (b)(c)	200,000	199,249
Colony Starwood Homes Trust, Series 2016-1A:
Class C, 3.181%, 7/17/33 (b)(c)	150,000	151,782
Class D, 3.631%, 7/17/33 (b)(c)	151,000	152,504

See notes to Schedule of Investments

Conn Funding II LP, Series 2016-B:
Class A, 3.73%, 10/15/18 (b)	850,000	849,962
Class B, 7.34%, 3/15/19 (b)	100,000	99,945
Conn's Receivables Funding LLC:
Series 2016-A, Class A, 4.68%, 4/16/18 (b)	333,736	334,558
Series 2016-A, Class B, 8.96%, 8/15/18 (b)	100,000	100,989
Series 2015-A, Class A, 4.565%, 9/15/20 (b)	139,337	139,522
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45 (b)	788,000	792,098
Dell Equipment Finance Trust, Series 2014-1, Class C, 1.80%, 6/22/20 (b)	354,955	355,120
Driven Brands Funding LLC, Class A2:
Series 2015-1A, 5.216%, 7/20/45 (b)	496,250	487,081
Series 2016-1A, 6.125%, 7/20/46 (b)	150,000	152,683
Dryden 40 Senior Loan Fund, Series 2015-40A, Class D, 4.517%, 8/15/28 (b)(c)	250,000	244,837
Element Rail Leasing I LLC, Series 2014-1A:
Class A1, 2.299%, 4/19/44 (b)	127,626	125,107
Class A2, 3.668%, 4/19/44 (b)	300,000	299,241
Class B1, 4.406%, 4/19/44 (b)	350,000	332,548
Element Rail Leasing II LLC, Series 2015-1A, Class A2, 3.585%, 2/19/45 (b)	600,000	591,271
FRS I LLC, Series 2013-1A, Class A2, 3.08%, 4/15/43 (b)	386,859	381,452
GCAT LLC, Series 2015-1, Class A1, 3.625%, 5/26/20 (b)(c)	209,379	209,701
GLC II Trust, Series 2014-A, Class A, 4.00%, 12/18/20 (b)	29,856	29,557
GLC Trust, Series 2014-A, Class A, 3.00%, 7/15/21 (b)	39,780	39,553
GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (b)(c)	196,627	196,079
Invitation Homes Trust:
Series 2013-SFR1, Class B, 1.896%, 12/17/30 (b)(c)	100,000	99,793
Series 2013-SFR1, Class C, 2.396%, 12/17/30 (b)(c)	700,000	700,088
Series 2015-SFR2, Class C, 2.527%, 6/17/32 (b)(c)	100,000	100,181
Series 2015-SFR2, Class E, 3.677%, 6/17/32 (b)(c)	400,000	397,905
Series 2015-SFR3, Class D, 3.281%, 8/17/32 (b)(c)	200,000	202,221
Magnetite VI Ltd., Series 2012-6A, Class DR, 4.45%, 9/15/23 (b)(c)	200,000	198,655
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (b)	838,285	838,998
Series 2014-1A, Class B, 3.24%, 6/18/24 (b)	150,000	151,060
Series 2014-2A, Class A, 2.47%, 9/18/24 (b)	103,404	103,634
Series 2015-2A, Class A, 2.57%, 7/18/25 (b)	300,000	301,063
PennyMac LLC, Series 2015-NPL1, Class A1, 4.00%, 3/25/55 (b)(c)	126,316	127,212
Progress Residential Trust, Series 2016-SFR1:
Class B, 2.531%, 9/17/33 (b)(c)	260,000	263,081
Class C, 3.031%, 9/17/33 (b)(c)	175,000	177,451
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (b)	266,210	264,963
RMAT LLC, Class A1:
Series 2015-1, 4.09%, 7/27/20 (b)(c)	331,008	329,346
Series 2015-NPL1, 3.75%, 5/25/55 (b)(c)	257,016	254,394
Selene Non-Performing Loans LLC, Series 2014-1A, Class A, 2.981%, 5/25/54 (b)(c)	139,349	138,693

See notes to Schedule of Investments

Sierra Timeshare Receivables Funding LLC, Class B:
Series 2013-3A, 2.70%, 10/20/30 (b)	68,812	69,054
Series 2014-2A, 2.40%, 6/20/31 (b)	784,086	784,137
Series 2014-3A, 2.80%, 10/20/31 (b)	108,723	109,252
SolarCity LMC:
Series I LLC, 4.80%, 11/20/38 (b)	506,151	492,236
Series II LLC, 4.59%, 4/20/44 (b)	264,105	256,893
Series III LLC, 4.02%, 7/20/44 (b)	460,244	433,237
Series III LLC, 5.44%, 7/20/44 (b)	953,728	1,001,338
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24 (b)	300,000	302,672
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (b)	245,741	245,909
STORE Master Funding LLC, Series 2014-1A, Class A1, 4.21%, 4/20/44 (b)	593,000	593,696
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (b)	385,715	397,567
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39 (b)	76,667	72,589
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (b)	300,000	306,297
Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, 3.375%, 10/25/58 (b)(c)	82,720	82,555
VML LLC, Series 2014-NPL1, Class A1, 3.875%, 4/27/54 (b)(c)	143,138	142,755
VOLT XXV LLC, Series 2015 NPL8, Class A1, 3.50%, 6/26/45 (b)(c)	144,499	144,534
VOLT XXX LLC, Series 2015-NPL1, Class A1, 3.625%, 10/25/57 (b)(c)	432,625	433,162
VOLT XXXVIII LLC, Series 2015-NP12, Class A1, 3.875%, 9/25/45 (b)(c)	221,222	222,074
Wendys Funding LLC, Series 2015-1A:
Class A2I, 3.371%, 6/15/45 (b)	1,026,630	1,031,162
Class A2II, 4.08%, 6/15/45 (b)	396,000	402,145
		24,141,076

Asset-Backed - Student Loan - 0.3%
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (b)	286,460	287,823
SLM Private Education Loan Trust, Series 2013-B, Class B, 3.00%, 5/16/44 (b)	300,000	296,441
SoFi Professional Loan Program LLC, Series 2014-B:
Class A2, 2.55%, 8/27/29 (b)	282,510	286,681
Class A1, 1.775%, 8/25/32 (b)(c)	114,359	115,458
		986,403

Total Asset-Backed Securities (Cost $26,485,742)		26,576,849

See notes to Schedule of Investments

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.3%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 4.825%, 7/25/25 (b)(c)	450,000	451,544
Fannie Mae Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 3.125%, 5/25/24 (c)	300,000	296,103
Series 2014-C03, Class 2M2, 3.425%, 7/25/24 (c)	400,000	401,802
Series 2016-C05, Class 2M1, 1.875%, 1/25/29 (c)	168,134	168,834
Series 2016-C04, Class 1M1, 1.975%, 1/25/29 (c)	693,452	697,668
Series 2016-C04, Class 1M2, 4.775%, 1/25/29 (c)	265,000	272,460
Series 2016-C05, Class 2M2, 4.975%, 1/25/29 (c)	90,000	92,977
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 3.775%, 5/25/25 (c)	493,000	508,556
Series 2015-HQA2, Class M2, 3.325%, 5/25/28 (c)	400,000	413,215
Series 2016-DNA2, Class M2, 2.725%, 10/25/28 (c)	300,000	304,884
Series 2016-DNA2, Class B, 11.025%, 10/25/28 (c)	250,000	279,965
LSTAR Securities Investment Ltd., Series 2015-6, Class A, 2.527%, 5/1/20 (b)(c)	238,614	234,581
Wedgewood Real Estate Trust, Series 2016-1, Class A2, 5.00%, 7/15/46 (b)(c)	200,000	199,217

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $4,214,189)		4,321,806

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.9%
Bear Stearns Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, 3.424%, 5/15/32 (b)(c)	100,000	98,128
BLCP Hotel Trust, Series 2014-CLRN, Class D, 3.024%, 8/15/29 (b)(c)	500,000	491,842
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 2.374%, 12/15/27 (b)(c)	400,000	398,685
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 3.924%, 9/15/27 (b)(c)	300,000	286,770
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (b)	125,365	125,020
COMM Mortgage Trust:
Series 2013-THL, Class C, 2.517%, 6/8/30 (b)(c)	550,000	543,210
Series 2014-SAVA, Class D, 3.625%, 6/15/34 (b)(c)	300,000	297,255
EQTY INNS Mortgage Trust, Series 2014-INNS:
Class E, 3.967%, 5/8/31 (b)(c)	600,000	586,268
Class F, 4.417%, 5/8/31 (b)(c)	100,000	93,344
GS Mortgage Securities Trust, Series 2014-NEW, Class D, 3.79%, 1/10/31 (b)	200,000	200,994
Hilton USA Trust, Series 2013-HLT:
Class AFX, 2.662%, 11/5/30 (b)	125,000	124,978
Class CFX, 3.714%, 11/5/30 (b)	200,000	200,044
Class DFX, 4.407%, 11/5/30 (b)	1,850,000	1,850,407
Class EFX, 5.609%, 11/5/30 (b)(c)	675,000	676,042

See notes to Schedule of Investments

JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class D, 3.771%, 6/10/27 (b)	300,000	307,501
Series 2014-DSTY, Class C, 3.931%, 6/10/27 (b)(c)	200,000	201,224
Series 2014-INN, Class E, 4.124%, 6/15/29 (b)(c)	750,000	735,071
Morgan Stanley Capital I Trust, Series 2014-CPT:
Class F, 3.56%, 7/13/29 (b)(c)	230,000	226,513
Class G, 3.56%, 7/13/29 (b)(c)	160,000	155,032
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30 (b)	965,000	967,269
ORES NPL LLC, Series 2014-LV3, Class B, 6.00%, 3/27/24 (b)	300,000	300,000
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31 (b)(c)	450,000	475,264
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class D, 3.497%, 8/15/47 (b)	190,000	140,265

Total Commercial Mortgage-Backed Securities (Cost $9,479,911)		9,481,126

CORPORATE BONDS - 17.2%

Basic Materials - 0.3%
Methanex Corp.:
3.25%, 12/15/19	400,000	395,484
5.65%, 12/1/44	720,000	623,531
		1,019,015

Communications - 2.3%
AT&T, Inc.:
4.125%, 2/17/26	650,000	702,391
5.65%, 2/15/47	235,000	276,970
CBS Corp., 2.90%, 1/15/27	615,000	599,618
Comcast Corp., 3.20%, 7/15/36	805,000	787,369
Crown Castle Towers LLC:
3.222%, 5/15/42 (b)	150,000	154,650
3.663%, 5/15/45 (b)	250,000	263,502
NBCUniversal Media LLC, 4.45%, 1/15/43	300,000	337,354
Sprint Communications, Inc., 8.375%, 8/15/17	1,195,000	1,242,800
Telefonica Emisiones SAU, 3.192%, 4/27/18	400,000	409,440
Thomson Reuters Corp.:
3.85%, 9/29/24	200,000	212,271
3.35%, 5/15/26	125,000	128,302
Time Warner Cable LLC:
5.85%, 5/1/17	50,000	51,248
4.00%, 9/1/21	200,000	212,264
Time Warner, Inc., 4.90%, 6/15/42	300,000	335,539

See notes to Schedule of Investments

Verizon Communications, Inc.:
1.75%, 8/15/21	265,000	262,102
2.45%, 11/1/22	305,000	309,758
3.50%, 11/1/24	490,000	522,670
4.125%, 8/15/46	250,000	250,069
4.862%, 8/21/46	460,000	515,229
		7,573,546

Consumer, Cyclical - 2.9%
American Airlines Pass-Through Trust:
7.00%, 7/31/19 (b)	418,882	437,732
5.60%, 1/15/22 (b)	346,190	362,201
4.40%, 3/22/25	423,231	427,582
5.25%, 7/15/25	338,911	355,433
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	100,000	108,125
CVS Health Corp., 5.125%, 7/20/45	290,000	354,857
CVS Pass-Through Trust, 6.036%, 12/10/28	495,696	575,034
Delta Air Lines Pass-Through Trust, 6.20%, 1/2/20	120,118	127,626
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	25,000	24,563
Ford Motor Credit Co. LLC:
1.461%, 3/27/17	200,000	200,238
6.625%, 8/15/17	150,000	156,544
2.145%, 1/9/18	200,000	201,042
1.698%, 11/4/19 (c)	400,000	401,655
3.336%, 3/18/21	440,000	453,633
3.219%, 1/9/22	275,000	282,184
4.134%, 8/4/25	180,000	189,905
Home Depot, Inc. (The), 4.20%, 4/1/43	400,000	450,741
Johnson Controls, Inc., 4.625%, 7/2/44	225,000	249,575
Kohl's Corp., 4.25%, 7/17/25	175,000	181,324
Latam Airlines Pass-Through Trust A, 4.20%, 8/15/29	241,820	236,379
Latam Airlines Pass-Through Trust B, 4.50%, 8/15/25	228,242	219,683
Lowe's Cos., Inc.:
2.50%, 4/15/26	125,000	125,455
3.70%, 4/15/46	125,000	129,147
New Albertsons, Inc., 7.75%, 6/15/26	25,000	25,000
Newell Brands, Inc.:
3.85%, 4/1/23	275,000	292,728
4.20%, 4/1/26	275,000	299,505
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (b)	300,000	298,373
Starbucks Corp., 2.45%, 6/15/26	250,000	253,907
TJX Cos., Inc. (The), 2.75%, 6/15/21	400,000	420,282

See notes to Schedule of Investments

Virgin Australia Trust:
7.125%, 10/23/18 (b)	8,463	8,569
6.00%, 4/23/22 (b)	334,713	339,734
5.00%, 4/23/25 (b)	127,516	132,298
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	485,000	503,487
Whirlpool Corp.:
3.70%, 3/1/23	400,000	426,119
3.70%, 5/1/25	300,000	316,766
		9,567,426

Consumer, Non-cyclical - 1.8%
Amgen, Inc., 4.663%, 6/15/51 (b)	447,000	477,752
AstraZeneca plc:
3.375%, 11/16/25	300,000	320,391
4.375%, 11/16/45	175,000	193,821
Becton Dickinson and Co., 3.125%, 11/8/21	250,000	262,756
Express Scripts Holding Co.:
3.00%, 7/15/23	125,000	126,961
3.40%, 3/1/27	100,000	100,568
Grupo Bimbo SAB de CV:
3.875%, 6/27/24 (b)	300,000	310,904
4.875%, 6/27/44 (b)	300,000	297,250
Kraft Heinz Foods Co.:
5.20%, 7/15/45	300,000	354,788
4.375%, 6/1/46	175,000	185,154
Kroger Co. (The), 2.65%, 10/15/26	395,000	392,050
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (b)	235,000	259,675
Land O'Lakes, Inc., 6.00%, 11/15/22 (b)	400,000	443,600
Life Technologies Corp., 6.00%, 3/1/20	300,000	335,466
Massachusetts Institute of Technology, 3.959%, 7/1/38	200,000	228,701
MEDNAX, Inc., 5.25%, 12/1/23 (b)	75,000	78,844
Merck & Co., Inc., 3.70%, 2/10/45	150,000	158,774
Perrigo Co. plc, 5.30%, 11/15/43	200,000	213,802
Perrigo Finance Unlimited Co., 3.50%, 12/15/21	400,000	413,460
Shire Acquisitions Investments Ireland DAC:
2.40%, 9/23/21	115,000	115,145
2.875%, 9/23/23	190,000	190,920
3.20%, 9/23/26	225,000	226,210
SUPERVALU, Inc., 6.75%, 6/1/21	116,000	108,460
		5,795,452

See notes to Schedule of Investments

Energy - 0.4%
Enterprise Products Operating LLC:
6.30%, 9/15/17	545,000	569,487
7.034%, 1/15/18 floating rate thereafter to 1/15/68 (c)	555,000	586,519
4.85%, 3/15/44	200,000	207,850
Sabine Pass LNG LP, 7.50%, 11/30/16	100,000	100,750
		1,464,606

Financial - 6.9%
Air Lease Corp., 3.00%, 9/15/23	175,000	173,010
Ally Financial, Inc.:
2.75%, 1/30/17	50,000	50,094
6.25%, 12/1/17	540,000	561,600
American Tower Corp.:
3.45%, 9/15/21	400,000	420,983
3.375%, 10/15/26	300,000	304,085
Bank of America Corp.:
2.625%, 4/19/21	1,375,000	1,396,878
6.10%, 3/17/25 floating rate thereafter to 12/29/49 (c)	250,000	260,625
3.875%, 8/1/25	840,000	897,386
4.25%, 10/22/26	740,000	785,094
Bank of America NA:
5.30%, 3/15/17	650,000	661,363
1.15%, 6/15/17 (c)	500,000	499,770
Capital One Bank, 2.25%, 2/13/19	200,000	202,593
Capital One Financial Corp.:
4.20%, 10/29/25	300,000	312,988
3.75%, 7/28/26	335,000	336,187
Capital One NA, 2.35%, 8/17/18	340,000	344,138
CIT Group, Inc.:
4.25%, 8/15/17	500,000	509,375
5.25%, 3/15/18	1,050,000	1,094,625
Citigroup, Inc.:
1.70%, 4/27/18	840,000	840,911
2.65%, 10/26/20	440,000	449,455
5.90%, 2/15/23 floating rate thereafter to 12/29/49 (c)	240,000	248,400
4.60%, 3/9/26	370,000	395,148
6.25%, 8/15/26 floating rate thereafter to 12/29/49 (c)	275,000	295,969
4.45%, 9/29/27	1,265,000	1,323,788
Citizens Bank NA, 2.55%, 5/13/21	200,000	203,560
Citizens Financial Group, Inc., 2.375%, 7/28/21	170,000	170,595
Credit Acceptance Corp.:
6.125%, 2/15/21	120,000	120,600
7.375%, 3/15/23	300,000	310,500

See notes to Schedule of Investments

DDR Corp.:
4.75%, 4/15/18	300,000	311,454
3.625%, 2/1/25	300,000	303,312
Digital Realty Trust LP, 4.75%, 10/1/25	260,000	282,117
Discover Financial Services:
3.85%, 11/21/22	500,000	518,690
3.95%, 11/6/24	200,000	204,733
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, 5.125%, 11/30/24 (b)	154,229	161,383
ERP Operating LP, 4.625%, 12/15/21	180,000	202,082
ING Bank NV, 2.00%, 11/26/18 (b)	450,000	453,003
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 7.375%, 10/1/17	30,000	30,225
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23	400,000	401,588
Morgan Stanley:
6.25%, 8/28/17	400,000	416,624
2.375%, 7/23/19	550,000	559,563
2.80%, 6/16/20	1,000,000	1,025,868
4.00%, 7/23/25	325,000	349,492
5.00%, 11/24/25	650,000	725,205
OneMain Financial Holdings LLC, 6.75%, 12/15/19 (b)	75,000	78,844
PNC Bank NA, 2.70%, 11/1/22	500,000	508,231
Prudential Financial, Inc., 4.60%, 5/15/44	100,000	106,797
Synchrony Financial, 2.192%, 11/9/17 (c)	55,000	55,394
Toronto-Dominion Bank (The):
1.45%, 9/6/18	440,000	440,771
3.625%, 9/15/26 floating rate thereafter to 9/15/31 (c)	570,000	571,572
US Bancorp, 2.95%, 7/15/22	300,000	312,537
Vornado Realty LP, 2.50%, 6/30/19	375,000	380,281
Wells Fargo & Co.:
2.50%, 3/4/21	500,000	507,290
2.10%, 7/26/21	350,000	348,801
3.00%, 4/22/26	335,000	338,150
		22,763,727

Government - 0.1%
International Bank for Reconstruction & Development, 1.005%, 10/1/18	300,000	300,695

Industrial - 1.4%
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 5.625%, 12/15/16 (b)	130,000	129,688
Canadian National Railway Co., 1.45%, 12/15/16	100,000	100,060
Eaton Corp., 1.50%, 11/2/17	250,000	250,621
Illinois Tool Works, Inc., 3.90%, 9/1/42	200,000	220,838

See notes to Schedule of Investments

Masco Corp.:
4.45%, 4/1/25	100,000	106,250
6.50%, 8/15/32	150,000	165,000
Owens Corning, 3.40%, 8/15/26	230,000	231,067
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (b)	500,000	519,961
Pentair Finance SA:
1.875%, 9/15/17	700,000	701,618
3.625%, 9/15/20	310,000	321,068
SBA Tower Trust:
2.24%, 4/15/43 (b)	220,000	220,672
2.877%, 7/15/46 (b)	300,000	305,085
3.722%, 4/15/48 (b)	660,000	681,052
SMBC Aviation Capital Finance DAC, 2.65%, 7/15/21 (b)	260,000	260,357
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	200,000	238,290
		4,451,627

Technology - 1.1%
Apple, Inc.:
3.25%, 2/23/26	175,000	186,009
3.45%, 2/9/45	175,000	167,207
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26 (b)	375,000	411,114
Dun & Bradstreet Corp. (The), 3.25%, 12/1/17	400,000	406,508
Fidelity National Information Services, Inc., 3.00%, 8/15/26	90,000	89,116
Hewlett Packard Enterprise Co.:
2.45%, 10/5/17 (b)	1,120,000	1,128,971
2.85%, 10/5/18 (b)	190,000	193,588
Intel Corp., 3.10%, 7/29/22	200,000	213,618
Microsoft Corp.:
2.40%, 8/8/26	285,000	285,241
4.45%, 11/3/45	250,000	284,226
Oracle Corp.:
2.40%, 9/15/23	100,000	100,802
2.65%, 7/15/26	230,000	230,042
		3,696,442

Total Corporate Bonds (Cost $54,740,777)		56,632,536

FLOATING RATE LOANS (d) - 0.5%

Consumer, Cyclical - 0.5%
Albertson's LLC:
4.50%, 8/25/21 (c)	399,000	401,195
4.75%, 6/22/23 (c)	163,810	165,284

See notes to Schedule of Investments

BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (c)	231,337	231,469
Kraton Polymers LLC, 6.00%, 1/6/22 (c)	750,000	754,804
Varsity Brands, Inc., 5.00%, 12/11/21 (c)	247,481	247,976
		1,800,728

Financial - 0.0%
Alliance Mortgage Investments Term Loan, 12.61%, 6/1/10 *(c)(e)(f)(g)	385,345	4,354

Total Floating Rate Loans (Cost $2,104,010)		1,805,082

MUNICIPAL OBLIGATIONS - 1.0%

California - 0.2%
Los Angeles California Unified School District GO Bonds, 5.75%, 7/1/34	450,000	599,503

Connecticut - 0.1%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	300,000	367,353

Massachusetts - 0.1%
Commonwealth of Massachusetts GO Bonds, 3.277%, 6/1/46	325,000	336,268

New York - 0.6%
New York City GO Bonds, 5.206%, 10/1/31	470,000	574,754
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	600,000	790,752
New York State Dormitory Authority Revenue Bonds, 5.289%, 3/15/33	400,000	506,636
New York Transportation Development Corp. Revenue Bonds:
3.423%, 7/1/27	50,000	51,303
3.473%, 7/1/28	50,000	50,679
		1,974,124

Total Municipal Obligations (Cost $3,042,453)		3,277,248

SOVEREIGN GOVERNMENT BOND - 0.1%
Nacional Financiera SNC, 3.375%, 11/5/20 (b)	490,000	508,473

Total Sovereign Government Bonds (Cost $489,275)		508,473

See notes to Schedule of Investments

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.1%
Overseas Private Investment Corp., 3.22%, 9/15/29	450,000	474,668

Total U.S. Government Agencies and Instrumentalities (Cost $450,000)		474,668

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.2%
Fannie Mae:
2.65%, 6/1/26	348,639	363,289
2.68%, 7/1/26	350,000	365,728

Total U.S. Government Agency Mortgage-Backed Securities (Cost $710,129)		729,017

U.S. TREASURY OBLIGATIONS - 4.9%
United States Treasury Bonds, 2.50%, 5/15/46	5,273,000	5,457,555
United States Treasury Notes:
0.75%, 9/30/18	1,176,000	1,175,633
0.75%, 9/15/19	1,991,000	1,990,922
1.125%, 9/30/21	3,214,000	3,209,732
1.375%, 9/30/23	145,000	144,451
1.50%, 8/15/26	4,141,000	4,100,720

Total U.S. Treasury Obligations (Cost $16,173,265)		16,079,013

COMMERCIAL PAPER - 0.2%
Vodafone Group plc, 1.60%, 9/12/17 (b)	570,000	561,270

Total Commercial Paper (Cost $561,235)		561,270

TIME DEPOSIT - 2.3%
State Street Bank Time Deposit, 0.293%, 10/3/16	7,541,071	7,541,071

Total Time Deposit (Cost $7,541,071)		7,541,071

See notes to Schedule of Investments

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.26%	1,255,514	1,255,514

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $1,255,514)		1,255,514

TOTAL INVESTMENTS (Cost $310,550,606) - 100.5%		331,355,754
Other assets and liabilities, net - (0.5%)		(1,788,709)
NET ASSETS - 100.0%		$329,567,045

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
2 Year U.S. Treasury Notes	(3)	12/16	($655,406)	($52)
5 Year U.S. Treasury Notes	(2)	12/16	(243,031)	(50)
10 Year U.S. Treasury Notes	(73)	12/16	(9,572,125)	8,423
E-Mini S&P 500 Index	(23)	12/16	(2,484,460)	(51,102)
Total Short				($42,781)

See notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $1,209,013 as of September 30, 2016.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $46,421,862 which represents 14.1% of the net assets of the Portfolio as of September 30, 2016.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on September 30, 2016.
(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at September 30, 2016. Floating rate loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(f) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $4,354, which represents 0.0% of the net assets of the Portfolio as of September 30, 2016.

(g) Total market value of restricted securities amounts to $4,354, which represents 0.0% of the net assets of the Portfolio as of September 30, 2016.

Abbreviations:
CLO:	Collateralized Loan Obligations
GO:	General Obligation
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company
REIT:	Real Estate Investment Trust

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments Term Loan, 12.61%, 6/1/10	5/26/05-6/13/07	385,345

See notes to Schedule of Investments

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Variable Series, Inc. (the “Corporation”), is a Maryland corporation pursuant to Articles of Incorporation filed on September 27, 1982, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Corporation operates two (2) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the portfolio holdings for Calvert VP SRI Mid Cap Portfolio and Calvert VP SRI Balanced Portfolio (each, a “Fund” and collectively, the “Funds”).
The Funds are non-diversified. The operations of each series of the Corporation are accounted for separately. Shares of the Fund are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Funds apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946).
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Funds to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund's investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Common stocks, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The Fund has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value these securities each business day. The third party fair value pricing service takes in to account many factors, including, but not limited to, movements in U.S. securities markets and changes in futures contracts and foreign exchange rates that have occurred after the close of the principal foreign market, to determine a fair value as of the close of the New York Stock exchange. Such securities are categorized as Level 2 in the hierarchy.
Exchange-traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, sovereign government bonds, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.
For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee. Securities which were fair valued at September 30, 2016, if any, are identified on the Schedule of Investments.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following tables summarize the market value of the Fund's holdings as of September 30, 2016, based on the inputs used to value them:

CALVERT VP SRI MID CAP PORTFOLIO	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$45,170,777	$—	$—	$45,170,777
Time Deposit	—	925,911	—	925,911
TOTAL	$45,170,777	$925,911	$—	$46,096,688

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
There were no transfers between levels during the period.

CALVERT VP SRI BALANCED PORTFOLIO	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$202,112,081	$—	$—	$202,112,081
Asset-Backed Securities	—	26,576,849	—	26,576,849
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	4,321,806	—	4,321,806
Commercial Mortgage-Backed Securities	—	9,481,126	—	9,481,126
Corporate Bonds	—	56,632,536	—	56,632,536
Floating Rate Loans	—	1,800,728	4,354	1,805,082
Municipal Obligations	—	3,277,248	—	3,277,248
Sovereign Government Bonds	—	508,473	—	508,473
U.S. Government Agencies and Instrumentalities	—	474,668	—	474,668
U.S. Government Agency Mortgage-Backed Securities	—	729,017	—	729,017
U.S. Treasury Obligations	—	16,079,013	—	16,079,013
Commercial Paper	—	561,270	—	561,270
Time Deposit	—	7,541,071	—	7,541,071
Short Term Investment of Cash Collateral For Securities Loaned	1,255,514	—	—	1,255,514
TOTAL	$203,367,595	$127,983,805	$4,354^	$331,355,754
Futures Contracts***	($42,781)	$—	$—	($42,781)

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
*** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
^ Level 3 securities represent 0.0% of net assets.
There were no transfers between levels during the period.
Loan Participations and Assignments: Calvert VP SRI Balanced Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A portfolio’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, the portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
Futures Contracts: Calvert VP SRI Balanced Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge, as a substitute for direct investment in a particular asset class to facilitate rebalancing of the Portfolio, or to provide market exposure to the Portfolio’s uncommitted cash balances. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. government obligations and market index futures contracts. The Portfolio is subject to interest rate risk and market risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in the value of interest rates and the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.
During the period, Calvert VP SRI Balanced Portfolio used U.S. Treasury and equity futures contracts as a substitute for direct investment in particular asset classes, to hedge against interest rate changes, to manage overall duration of the Portfolio, and to implement tactical asset allocation decisions. The Portfolio’s futures contracts at period end are presented in the Schedule of Investments.
The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description	Average Number of Contracts*
Futures contracts long	27
Futures contracts short	(98)
* Averages are based on activity levels during the period ended September 30, 2016.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedule of Investments.
Security Transactions: Security transactions are accounted for on trade date.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at September 30, 2016.

	VP SRI MID CAP	VP SRI BALANCED
Unrealized appreciation	$2,118,651	$25,470,745
Unrealized (depreciation)	(1,600,234)	(4,731,367)
Net unrealized appreciation (depreciation)	$518,417	$20,739,378

Federal income tax cost of investments	$45,578,271	$310,616,376

NOTE C — SECURITIES LENDING
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered to be illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value on the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Funds and the securities lending agent on the basis of agreed upon contractual terms.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.
The total value of securities on loan for the Balanced Fund as of September 30, 2016 was $1,209,013.
NOTE D — SUBSEQUENT EVENT
On October 20, 2016, Calvert and Calvert’s indirect parent company, Ameritas Holding Company, entered into an Asset Purchase Agreement (the “Agreement”) with Eaton Vance Management (“Eaton Vance”), a newly-formed subsidiary of Eaton Vance to operate as Calvert Research and Management (“New Calvert”), and other parties, pursuant to which New Calvert has agreed to acquire, subject to the terms and conditions set forth in the Agreement, the business assets of Calvert (the “Transaction”). Completion of the Transaction is subject to the approval by the shareholders of Calvert Funds of new investment advisory agreements with New Calvert, among other conditions, and is currently expected to occur by the end of 2016 or early 2017.
A proxy statement containing detailed information regarding several proposals was mailed to shareholders of record in November 2016. The shareholder meeting is expected to be held on or about December 16, 2016.

Item 2. Controls and Procedures.

(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits.

    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE SERIES, INC.

By:	/s/ John H. Streur John H. Streur President -- Principal Executive Officer
Date:    November 23, 2016

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

    /s/ John H. Streur
    John H. Streur
    President -- Principal Executive Officer
Date:    November 23, 2016

    /s/ Vicki L. Benjamin
    Vicki L. Benjamin
    Treasurer -- Principal Financial Officer
Date:    November 23, 2016